related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
related party transactions
Summary of transactions with key management personnel

Years ended December 31 (millions)	2017	2016
Short-term benefits	$12	$12
Post-employment pension 1 and other benefits	4	7
Share-based compensation 2	34	35

	$50	$54

(1)

Our Executive Leadership Team members are either members of our Pension Plan for Management and Professional Employees of TELUS Corporation and non-registered, non-contributory supplementary defined benefit pension plans, or members of one of our defined contribution pension plans.

(2)

For the year ended December 31, 2017, share-based compensation expense was net of $4 (2016 — $2) of the effects of derivatives used to manage share-based compensation costs (Note 14(b)). For the year ended December 31, 2017, share-based compensation expense (recovery) of $(7) (2016 — $4) was included in restructuring costs (Note 16).

Years ended December 31	2017			2016
($ in millions)	Number of restricted stock units	Notional value 1	Grant-date fair value 1	Number of restricted stock units	Notional value 1	Grant-date fair value 1
Awarded in period	686,595	$30	$30	585,759	$23	$15

(1)

Notional value is determined by multiplying the Common Share price at the time of award by the number of units awarded. The grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)).

As at December 31 (millions)	2017	2016
Restricted stock units	$40	$25
Deferred share units 1	24	32

	$64	$57

(1)

Our Directors’ Deferred Share Unit Plan provides that, in addition to his or her annual equity grant of deferred share units, a director may elect to receive his or her annual retainer and meeting fees in deferred share units, Common Shares or cash. Deferred share units entitle directors to a specified number of, or a cash payment based on the value of, our Common Shares. Deferred share units are paid out when a director ceases to be a director, for any reason, at a time elected by the director in accordance with the Directors’ Deferred Share Unit Plan; during the year ended December 31, 2017, $14 (2016 — $4) was paid out.